Loans and Allowance for Loan Losses - Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recorded Balance
Recorded balance, loans without a specific valuation allowance	$ 128	$ 304
Recorded balance, loans with a specific valuation allowance	3,805	72
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	128	411
Unpaid principal balance, loans with a specific valuation allowance	3,805	72
Specific Allowance	230	1
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	128	332
Average investment in impaired loans, loans with a specific valuation allowance	3,822	95
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	6	46
Interest income recognized, loans with a specific valuation allowance	105	3
Commercial
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	80
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	0	80
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	80
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	0	80
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0	78
Average investment in impaired loans, loans with a specific valuation allowance	0	92
Average investment in impaired loans, total	0	170
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0	11
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	0	11
Real Estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	114
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	0	114
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	121
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	0	121
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0	118
Average investment in impaired loans, loans with a specific valuation allowance	0	0
Average investment in impaired loans, total	0	118
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0	22
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	0	22
Commercial Real Estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	128	110
Recorded balance, loans with a specific valuation allowance	3,805	72
Recorded balance, total	3,933	182
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	128	196
Unpaid principal balance, loans with a specific valuation allowance	3,805	72
Unpaid principal balance, total	3,933	268
Specific Allowance	230	1
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	128	136
Average investment in impaired loans, loans with a specific valuation allowance	3,822	3
Average investment in impaired loans, total	3,950	139
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	6	8
Interest income recognized, loans with a specific valuation allowance	105	3
Interest income recognized, total	111	11
Installment loans
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0	0
Recorded balance, total	0	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0	14
Unpaid principal balance, total	0	14
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0	0
Average investment in impaired loans, total	0	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0	5
Interest income recognized, total	$ 0	$ 5